Other Liabilities - Workforce Reduction and Environmental Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Total amounts accrued for workforce reductions	$ 725	$ 701
Amounts accrued for non-ARO environmental liabilities, Balance Sheet location	Other accrued expenses and liabilities	Other accrued expenses and liabilities
Total amounts accrued for non-ARO environmental liabilities	$ 244	$ 271
Total amounts accrued for ARO liabilities	$ 113	$ 107